Fair value measurement, Information used for appraisal (Details) - Recurring [Member] - Discounted Cash Flow [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Tugboats [Member]
Information used for appraisal [Abstract]
Daily rate or fee	$ 22,042
Average percentage of utilization	94.00%
Discount rate	7.18%
Offshore Vessels [Member]
Information used for appraisal [Abstract]
Daily rate or fee	$ 9,016
Average percentage of utilization	83.00%
Discount rate	7.18%
Parcel Tankers [Member]
Information used for appraisal [Abstract]
Daily rate or fee	$ 11,919
Average percentage of utilization	94.00%
Discount rate	7.18%